Insurance Contracts_Liquidity Risk Of Non life Insurance Contracts(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018		Dec. 31, 2017
Non-life insurance
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	₩ 22,356,443	[1]	₩ 20,710,685	[2]
Non-life insurance | Non-linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	568,400		583,336
Non-life insurance | Linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	21,788,043		20,127,349
Long-term insurance non participating
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	18,552,772		17,089,434
Long-term insurance non participating | Non-linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	560,802		575,751
Long-term insurance non participating | Linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	17,991,970		16,513,683
Annuity
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	3,776,191		3,593,752
Annuity | Non-linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	7,598		7,585
Annuity | Linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	3,768,593		3,586,167
Asset-linked | Linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	27,480		27,499
1 year | Non-life insurance
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	447,556		484,751
1 year | Non-life insurance | Non-linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	27,482		26,258
1 year | Non-life insurance | Linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	420,074		458,493
1 year | Long-term insurance non participating
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	447,351		484,579
1 year | Long-term insurance non participating | Non-linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	27,477		26,239
1 year | Long-term insurance non participating | Linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	419,874		458,340
1 year | Annuity
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	205		172
1 year | Annuity | Non-linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	5		19
1 year | Annuity | Linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	200		153
1 year | Asset-linked | Linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	0		0
1~5 years | Non-life insurance
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	3,162,746		3,095,259
1~5 years | Non-life insurance | Non-linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	302,093		297,288
1~5 years | Non-life insurance | Linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	2,860,653		2,797,971
1~5 years | Long-term insurance non participating
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	3,076,833		3,020,681
1~5 years | Long-term insurance non participating | Non-linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	301,842		297,196
1~5 years | Long-term insurance non participating | Linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	2,774,991		2,723,485
1~5 years | Annuity
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	58,433		47,079
1~5 years | Annuity | Non-linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	251		92
1~5 years | Annuity | Linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	58,182		46,987
1~5 years | Asset-linked | Linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	27,480		27,499
5~10 years | Non-life insurance
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	2,606,305		2,562,518
5~10 years | Non-life insurance | Non-linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	96,782		119,727
5~10 years | Non-life insurance | Linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	2,509,523		2,442,791
5~10 years | Long-term insurance non participating
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	2,264,364		2,252,946
5~10 years | Long-term insurance non participating | Non-linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	94,503		117,610
5~10 years | Long-term insurance non participating | Linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	2,169,861		2,135,336
5~10 years | Annuity
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	341,941		309,572
5~10 years | Annuity | Non-linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	2,279		2,117
5~10 years | Annuity | Linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	339,662		307,455
5~10 years | Asset-linked | Linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	0		0
10~20 years | Non-life insurance
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	1,947,892		2,060,759
10~20 years | Non-life insurance | Non-linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	44,865		44,185
10~20 years | Non-life insurance | Linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	1,903,027		2,016,574
10~20 years | Long-term insurance non participating
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	767,988		966,820
10~20 years | Long-term insurance non participating | Non-linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	41,129		40,229
10~20 years | Long-term insurance non participating | Linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	726,859		926,591
10~20 years | Annuity
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	1,179,904		1,093,939
10~20 years | Annuity | Non-linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	3,736		3,956
10~20 years | Annuity | Linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	1,176,168		1,089,983
10~20 years | Asset-linked | Linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	0		0
More 20 years | Non-life insurance
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	14,191,944		12,507,398
More 20 years | Non-life insurance | Non-linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	97,178		95,878
More 20 years | Non-life insurance | Linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	14,094,766		12,411,520
More 20 years | Long-term insurance non participating
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	11,996,236		10,364,408
More 20 years | Long-term insurance non participating | Non-linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	95,851		94,477
More 20 years | Long-term insurance non participating | Linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	11,900,385		10,269,931
More 20 years | Annuity
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	2,195,708		2,142,990
More 20 years | Annuity | Non-linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	1,327		1,401
More 20 years | Annuity | Linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	2,194,381		2,141,589
More 20 years | Asset-linked | Linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	₩ 0		₩ 0

[1]	Includes long-term investment contract amounting to KRW110,255 million
[2]	Includes long-term investment contract amounting to KRW112,510 million.